RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

On September 24, 2021, prior to the reorganization and the Company’s initial public offering, the Company declared a dividend of SGD 2.9 million (approximately US$ 2.1 million) payable in cash to its shareholders—JE Cleantech Global Limited, which is wholly-owned by Ms. Hong Bee Yin, the Company’s controlling shareholder, and Triple Business Limited. The dividend was subsequently paid in full. Of this amount, SGD 2.5 million (approximately US$ 1.9 million) was paid to JE Cleantech Global Limited and SGD 406,000 (approximately US$ 0.3 million) was paid to Triple Business Limited. On October 5, 2021, the Company entered into a loan facility agreement with Ms. Hong Bee Yin, the Company’s controlling shareholder, for a revolving loan facility of up to SGD 1.4 million (approximately US$ 1.1 million) for general working capital and general corporate purposes, including the payment of expenses related to the Company’s initiative to raise capital through an initial public offering and simultaneous listing of the Company’s ordinary shares on a globally recognized stock exchange. Ms. Hong and the Company entered into a subsequent revolving loan facility on October 6, 2021 in the amount of SGD 1.0 million (approximately US$ 0.7 million) to be used for the same purposes. The total amount of the revolving loan facility of approximately SGD 2.4 million (approximately US$ 1.8 million) from Ms. Hong Bee Yin, the Company’s controlling shareholder, is non-trade, unsecured, interest-free and payable on demand.

During the financial years ended December 31, 2021 and 2022, an amount of SGD 1.5 million (approximately US$ 1.2 million) and SGD 0.6 million (approximately US$ 0.5 million), respectively, were drawn down from the original revolving loan facility made available by Ms. Hong Bee Yin to the Company in 2021. In the financial year ended December 31, 2022 and 2023, the Company made a repayment of SGD 1.4 million (approximately US$ 1.1 million) and SGD 0.7 million (approximately US$ 0.6 million), respectively, to Ms. Hong Bee Yin. As of December 31, 2023, the amount of outstanding loan owed to Ms. Hong Bee Yin is Nil.

Other than the above-mentioned disclosure, there were no other significant related party transactions conducted during the years ended December 31, 2021, 2022 and 2023.